JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

January 25, 2109

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 11, 2019, filed pursuant to Rule 497(e), for the JNL/Mellon Capital European 30 Fund.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

Vice President, Chief Legal Officer & Secretary

enc.